Non-Controlling Interest - Summary of Information Relating to Agnity, Before Any Intercompany Eliminations (Detail) - CAD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Subsidiaries with Material Non controlling Interests [Line Items]
Current assets		$ 19,610,810		$ 19,610,810		$ 21,907,442	$ 15,195,235
Non-current assets		53,086,679		53,086,679		50,199,007	62,123,576
Current liabilities		(63,665,369)		(63,665,369)		(64,015,619)	(28,247,937)
Revenue		2,269,026	$ 6,556,463	6,698,629	$ 13,992,029	25,596,972	26,928,439	$ 18,340,249
(Loss) income allocated to NCI		(3,560,047)	(70,099)	(4,805,598)	449,017	63,387	1,586,588	590,056
Total comprehensive (loss) income attributable to NCI		(3,525,745)	$ 11,406	(4,752,209)	670,562	202,042	1,746,337	766,767
Cash flows (used in) provided by operating activities				(16,149,906)	(12,954,894)	(28,329,771)	(24,855,800)	(15,988,223)
Cash flows used in investing activities				(35,935)	(774,339)	(1,063,927)	(6,395,154)	(20,732,153)
Cash flows (used in) provided by financing activities				16,026,601	19,168,656	32,926,878	31,856,797	35,936,694
Foreign exchange impact on cash held in USD				$ (22,869)	(20,604)	(56,012)	(24,144)	(12,922)
Subsidiaries with material non-controlling interests [member]
Disclosure of Subsidiaries with Material Non controlling Interests [Line Items]
Current assets						11,906,502	7,778,252
Non-current assets						5,111,714	8,081,135
Current liabilities						(8,752,552)	(7,107,244)
Non-current liabilities						(5,598,783)	(6,185,049)
Net assets (liabilities) attributable to NCI						$ 2,666,881	$ 2,567,094
Subsidiaries with material non-controlling interests [member] | Agnity Global Inc [Member]
Disclosure of Subsidiaries with Material Non controlling Interests [Line Items]
NCI percentage	100.00%			100.00%		100.00%	100.00%
Current assets		8,923,871		$ 8,923,871		$ 11,906,502
Non-current assets		4,512,625		4,512,625		5,111,714
Current liabilities		(11,141,684)		(11,141,684)		(8,752,552)
Non-current liabilities		(4,510,938)		(4,510,938)		(5,598,783)
Net assets (liabilities) attributable to NCI		$ (2,216,126)		(2,216,126)		2,666,881
Revenue				1,761,613	6,010,328	11,966,226	$ 11,548,811	6,010,753
(Loss) income allocated to NCI				(4,805,598)	449,017	63,387	1,586,588	590,056
Other comprehensive income allocated to NCI				53,389	221,545	138,655	159,749	176,711
Total comprehensive (loss) income attributable to NCI				(4,752,209)	670,562	202,042	1,746,337	766,767
Cash flows (used in) provided by operating activities				(209,162)	1,396,859	(1,859,900)	(405,548)	483,245
Cash flows used in investing activities				(8,790)	(309,586)	(578,483)		(3,731)
Cash flows (used in) provided by financing activities				90,633	(387,222)	2,081,137	655,347	(417,068)
Foreign exchange impact on cash held in USD				125	15,283	(6,383)	155,274	5,976
Net (decrease) increase in cash and cash equivalents				$ (127,194)	$ 715,334	$ (363,629)	$ 405,073	$ 68,422